Trade receivables (Tables)	12 Months Ended
Jun. 30, 2023
Trade receivables.
Schedule of trade receivables

	2023	2022
	£’000	£’000
Trade receivables	69,729	91,207
Less: provision for impairment of trade receivables	(16,259)	(12,240)
Net trade receivables	53,470	78,967
Less: non-current portion
Trade receivables	22,303	29,757
Current trade receivables	31,167	49,210